Commitments and Contingencies (Narrative) (Details) $ in Thousands, kr in Millions	12 Months Ended
	Mar. 31, 2025 SEK (kr)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Other Commitments [Line Items]
Obligations to mining equipment		$ 227,800	$ 5,800
Input tax recovery obligations related to Swedish Tax Authority	kr 607.3	60,400
Deposits paid		74,887	$ 15,917
ANDE [Member] | Power purchase agreement [Member]
Other Commitments [Line Items]
Deposit obligation		19,000
Deposits paid		$ 3,314